Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

20. Related Party Transactions

In 2022, 2023 and 2024, the Group earned revenue for providing advertising and enterprise value-added services to Beijing Sanke Information Technology Co., Ltd.(“Beijing Sanke”), an associate of the Group, amounted to approximately RMB 0.3 million RMB 1.0 million and RMB 0.08 million, respectively. As of December 31, 2022,2023 and 2024, the amount due from Beijing Sanke were RMB 0.2 million, RMB 0.05 million and RMB 0.04 million,respectively.

In 2022, 2023 and 2024, the Group purchased video production services from Shanghai Xuanke, an associate of the Group, amounted to RMB 0.3 million, RMB 49 thousand and RMB 0.5 million, respectively. As of December 31, 2022, 2023 and 2024, the amount due to Shanghai Xuanke were RMB 20 thousand, RMB 0.2 million and RMB 0.3 million, respectively. In 2021, the Group offered a short-term loan to Shanghai Xuanke, amounted to RMB 2.0 million, which has been paid off in 2022. In 2021 and 2022, the interest income generated from the short-term loan were RMB 47 thousand and RMB 3 thousand, respectively.

In 2022, 2023 and 2024, the Group purchased overseas promotion services from Jijingzhiyu, an associate of the Group, amounted to RMB 0.4 million, RMB 0.1 million and RMB 0.4 million, respectively. As of December 31, 2022, 2023 and 2024, the amount due to Jijingzhiyu were RMB 0.3 million, 99 thousand and RMB 0.4 million, respectively.

In 2024, the Group invested RMB 3.95 million to Wenzhou Qingke No.1 Venture Capital Partnership Enterprise (Limited Partnership) (“Wenzhou Qingke”) to acquire 79% equity interests of Wenzhou Qingke, which the Group recognized as equity investments using the equity method. In October 2024, the Group partially disposed 41,139 shares of Sharetimes to Wenzhou Qingke with a cash consideration of RMB 3.95 million.